Fair Value Measurements (Schedule of Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Quoted Prices In Active Markets Level 1 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	$ 0	$ 0
Interest rate swaps	0	0
Total	0	0
Significant Other Observable Inputs Level 2 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	1,177,521	1,065,243
Interest rate swaps	1,986,695	2,916,718
Total	3,164,216	3,981,961
Significant Unobservable Inputs Level 3 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	0	0
Interest rate swaps	0	0
Total	0	0
Fair Value [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	1,177,521	1,065,243
Interest rate swaps	1,986,695	2,916,718
Total	$ 3,164,216	$ 3,981,961